SIGNIFICANT ACCOUNTING POLICIES (Schedule of Changes in Accumulated Balances of OCI) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Beginning balance	$ (871,000)
Other comprehensive loss before reclassifications	(272,000)
Amounts reclassified from accumulated other comprehensive loss	(6,000)
Net current period other comprehensive loss	(266,000)	$ (250,000)	$ 51,000
Ending balance	$ (1,137,000)	$ (871,000)
Unrealized Gains (Losses) on Cash Flow Hedges [Member]
Beginning balance
Other comprehensive loss before reclassifications	$ (64,000)
Amounts reclassified from accumulated other comprehensive loss	6,000
Net current period other comprehensive loss	(58,000)
Ending balance	(58,000)
Foreign Currency Translation Adjustment [Member]
Beginning balance	(871,000)
Other comprehensive loss before reclassifications	$ (208,000)
Amounts reclassified from accumulated other comprehensive loss
Net current period other comprehensive loss	$ (208,000)
Ending balance	$ (1,079,000)	$ (871,000)